Income Tax (Details) - Schedule of income (loss) before income taxes consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) Before Income Taxes [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)	$ (56,609)	$ (43,449)	$ (22,588)
Foreign	(5,237)	(366)	25
Deferred:
Loss before income taxes	(61,846)	(43,815)	(22,563)
Income Tax Expenses [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)	(57)
Foreign	9
Income tax expenses	(48)
Taxes on Income [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)
Foreign	68
Current:
Total	68
Deferred:
Domestic	(57)
Foreign	(59)
Total	(116)
Provision for income taxes	$ (48)